Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2018 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,628	SFr 1,628
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 19 days
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 284	284
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	244	244
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	363	363
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	736	736
Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	1	1
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	1,579	SFr 1,579
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)		1 year 3 months 19 days
Bank | Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	271	SFr 271
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	241	241
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	350	350
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	716	716
Bank | Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1	SFr 1